MARKETABLE SECURITIES (Details) - Schedule of investment income - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022
Marketable securities:
Dividend and interest income	$ 98,335	$ 168,591
Gain on sale of marketable securities	130,009	131,786
Total	$ 228,344	$ 300,377